LONG-TERM INVESTMENTS - Schedule of long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
LONG-TERM INVESTMENTS
Total equity method investments	$ 12,736	$ 19,614
Total available-for-sale investment		2,000
Total long-term investments	13,454	22,341
SYI Venture Capital Center [Member]
LONG-TERM INVESTMENTS
Equity Securities without Readily Determinable Fair Value, Amount	718	727
Plum Inc [Member]
LONG-TERM INVESTMENTS
Total equity method investments		5,581
Total available-for-sale investment		2,000
Fundrise LP [Member]
LONG-TERM INVESTMENTS
Total equity method investments	11,655	11,319
Others [Member]
LONG-TERM INVESTMENTS
Total equity method investments	$ 1,081	$ 2,714